Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2021
Entity Registrant Name	MFS SERIES TRUST III
Entity Central Index Key	0000225604
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2022
Document Effective Date	Mar. 01, 2022
Prospectus Date	May 28, 2021
MFS Municipal High Income Fund | A
Prospectus:
Trading Symbol	MMHYX
MFS Municipal High Income Fund | B
Prospectus:
Trading Symbol	MMHBX
MFS Municipal High Income Fund | C
Prospectus:
Trading Symbol	MMHCX
MFS Municipal High Income Fund | I
Prospectus:
Trading Symbol	MMIIX
MFS Municipal High Income Fund | R6
Prospectus:
Trading Symbol	MMHKX